CURRENT LIABILITIES - Bank Indebtedness (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Feb. 01, 2018	Dec. 31, 2017
CURRENT LIABILITIES
Drawn from credit facility			$ 32,552
Outstanding borrowings	$ 1,303,171		741,324
Credit Facility
CURRENT LIABILITIES
Borrowing capacity		$ 500,000
Percentage of minimum aggregate amount		66.66%
Additional borrowing capacity		$ 100,000
Drawn from credit facility	0		32,600
Letters of credit
CURRENT LIABILITIES
Outstanding borrowings	$ 100		$ 200